RELATED PARTY TRANSACTIONS - Transactions with Other Affiliates of Geveran (Details) - Related party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party expenses	$ (4,420)	$ (4,560)	$ (4,305)
Related party revenue	311	28	7
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party expenses	(115)	(225)	(144)
Front Ocean Management AS
Related Party Transaction [Line Items]
Related party expenses	(400)	(226)	(55)
Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Related party expenses	(128)	(272)	(288)
Front Ocean Management Ltd
Related Party Transaction [Line Items]
Related party expenses	(257)	(258)	0
Golden Ocean Management AS
Related Party Transaction [Line Items]
Related party expenses	0	0	(1)
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Related party expenses	(3,435)	(3,489)	(3,235)
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Related party expenses	(85)	(58)	(59)
Frontline plc
Related Party Transaction [Line Items]
Related party expenses	0	0	(2)
Frontline Management AS
Related Party Transaction [Line Items]
Related party expenses	0	0	(184)
Related party revenue	0	10	0
FS Maritime SARL
Related Party Transaction [Line Items]
Related party expenses	0	(32)	(337)
Northern Ocean Limited
Related Party Transaction [Line Items]
Related party revenue	0	6	7
Avance Gas Holdings Ltd
Related Party Transaction [Line Items]
Related party revenue	293	4	0
Sloane Square Capital Holdings Ltd
Related Party Transaction [Line Items]
Related party revenue	9	8	0
Paratus Management (UK) Limited
Related Party Transaction [Line Items]
Related party revenue	5	0	0
Seatankers Services (UK) LLP
Related Party Transaction [Line Items]
Related party revenue	$ 4	$ 0	$ 0